united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)
Swan Defined Risk Emerging Markets Fund

Class A (SDFAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Emerging Markets Fund	Swan Defined Risk Emerging Markets Fund - with load	Bloomberg U.S. Aggregate Bond Index	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
12/30/14	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/15	$10,090	$9,537	$9,998	$10,208	$10,330
06/30/16	$9,225	$8,719	$10,598	$9,748	$9,120
06/30/17	$10,300	$9,735	$10,564	$11,097	$11,325
06/30/18	$10,581	$10,001	$10,522	$11,668	$12,297
06/30/19	$10,400	$9,829	$11,350	$12,184	$12,495
06/30/20	$9,863	$9,323	$12,342	$12,454	$12,114
06/30/21	$11,291	$10,672	$12,301	$15,346	$17,124
06/30/22	$9,802	$9,264	$11,035	$12,385	$12,843
06/30/23	$9,951	$9,405	$10,932	$12,540	$13,128
06/30/24	$10,739	$10,150	$11,219	$13,660	$14,831

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2014)
Swan Defined Risk Emerging Markets Fund	7.92%	0.64%	0.75%
With Load	1.96%	- 0.48%	0.16%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	8.93%	2.31%	3.34%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.22%
MSCI EM (EMERGING MARKETS) Gross (USD)	12.97%	3.49%	4.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,318,960
  Number of Portfolio Holdings8
  Advisory Fee (net of waivers)$195,749
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.7%
Equity Option	4.7%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Emerging Markets Fund - Class A (SDFAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDFAX

Swan Defined Risk Emerging Markets Fund

Class C (SDFCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Emerging Markets Fund	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,060	$10,208	$9,998	$10,330
Jun-2016	$9,127	$9,748	$10,598	$9,120
Jun-2017	$10,116	$11,097	$10,564	$11,325
Jun-2018	$10,313	$11,668	$10,522	$12,297
Jun-2019	$10,062	$12,184	$11,350	$12,495
Jun-2020	$9,474	$12,454	$12,342	$12,114
Jun-2021	$10,762	$15,346	$12,301	$17,124
Jun-2022	$9,278	$12,385	$11,035	$12,843
Jun-2023	$9,348	$12,540	$10,932	$13,128
Jun-2024	$10,014	$13,660	$11,219	$14,831

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2014)
Swan Defined Risk Emerging Markets Fund	7.13%	- 0.10%	0.01%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	8.93%	2.31%	3.34%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.22%
MSCI EM (EMERGING MARKETS) Gross (USD)	12.97%	3.49%	4.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,318,960
  Number of Portfolio Holdings8
  Advisory Fee (net of waivers)$195,749
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.7%
Equity Option	4.7%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Emerging Markets Fund - Class C (SDFCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDFCX

Swan Defined Risk Emerging Markets Fund

Class I (SDFIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Emerging Markets Fund	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,100	$10,208	$9,998	$10,330
Jun-2016	$9,251	$9,748	$10,598	$9,120
Jun-2017	$10,359	$11,097	$10,564	$11,325
Jun-2018	$10,661	$11,668	$10,522	$12,297
Jun-2019	$10,504	$12,184	$11,350	$12,495
Jun-2020	$9,993	$12,454	$12,342	$12,114
Jun-2021	$11,470	$15,346	$12,301	$17,124
Jun-2022	$9,982	$12,385	$11,035	$12,843
Jun-2023	$10,157	$12,540	$10,932	$13,128
Jun-2024	$10,994	$13,660	$11,219	$14,831

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2014)
Swan Defined Risk Emerging Markets Fund	8.25%	0.92%	1.00%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	8.93%	2.31%	3.34%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.22%
MSCI EM (EMERGING MARKETS) Gross (USD)	12.97%	3.49%	4.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,318,960
  Number of Portfolio Holdings8
  Advisory Fee (net of waivers)$195,749
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.7%
Equity Option	4.7%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Emerging Markets Fund - Class I (SDFIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDFIX

Swan Defined Risk Foreign Fund

Class A (SDJAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Foreign Fund	Swan Defined Risk Foreign Fund - with load	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
12/29/15	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/16	$9,860	$9,319	$10,556	$9,807	$10,117
06/30/17	$10,762	$10,172	$10,523	$11,813	$11,305
06/30/18	$10,884	$10,287	$10,481	$12,672	$11,788
06/30/19	$10,784	$10,193	$11,306	$12,836	$12,280
06/30/20	$10,855	$10,260	$12,294	$12,219	$12,399
06/30/21	$12,331	$11,655	$12,253	$16,584	$14,915
06/30/22	$11,101	$10,493	$10,992	$13,363	$12,567
06/30/23	$12,250	$11,578	$10,889	$15,063	$13,479
06/30/24	$12,838	$12,134	$11,175	$16,814	$14,563

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	4.80%	3.55%	2.98%
With Load	- 0.98%	2.37%	2.30%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	8.04%	3.47%	4.52%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
MSCI ACWI ex USA Net (USD)	11.62%	5.55%	6.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.7%
Equity Option	3.8%
Equity	94.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Foreign Fund - Class A (SDJAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDJAX

Swan Defined Risk Foreign Fund

Class C (SDJCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,820	$10,117	$10,556	$9,807
Jun-2017	$10,651	$11,305	$10,523	$11,813
Jun-2018	$10,691	$11,788	$10,481	$12,672
Jun-2019	$10,510	$12,280	$11,306	$12,836
Jun-2020	$10,503	$12,399	$12,294	$12,219
Jun-2021	$11,827	$14,915	$12,253	$16,584
Jun-2022	$10,570	$12,567	$10,992	$13,363
Jun-2023	$11,575	$13,479	$10,889	$15,063
Jun-2024	$12,036	$14,563	$11,175	$16,814

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	3.98%	2.75%	2.20%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	8.04%	3.47%	4.52%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
MSCI ACWI ex USA Net (USD)	11.62%	5.55%	6.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.7%
Equity Option	3.8%
Equity	94.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Foreign Fund - Class C (SDJCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDJCX

Swan Defined Risk Foreign Fund

Class I (SDJIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,860	$10,117	$10,556	$9,807
Jun-2017	$10,799	$11,305	$10,523	$11,813
Jun-2018	$10,955	$11,788	$10,481	$12,672
Jun-2019	$10,877	$12,280	$11,306	$12,836
Jun-2020	$10,982	$12,399	$12,294	$12,219
Jun-2021	$12,500	$14,915	$12,253	$16,584
Jun-2022	$11,277	$12,567	$10,992	$13,363
Jun-2023	$12,468	$13,479	$10,889	$15,063
Jun-2024	$13,096	$14,563	$11,175	$16,814

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	5.04%	3.78%	3.22%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	8.04%	3.47%	4.52%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
MSCI ACWI ex USA Net (USD)	11.62%	5.55%	6.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.7%
Equity Option	3.8%
Equity	94.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Foreign Fund - Class I (SDJIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDJIX

Swan Defined Risk Fund

Class A (SDRAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.46%

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Swan Defined Risk Fund
Swan Defined Risk Fund - with load
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$22,354
$14,824
$14,012
$11,430
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Swan Defined Risk Fund	Swan Defined Risk Fund - with load	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
06/30/14	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/15	$10,131	$9,576	$10,742	$10,186	$10,528
06/30/16	$10,060	$9,509	$11,171	$10,797	$11,058
06/30/17	$10,637	$10,054	$13,170	$10,763	$12,200
06/30/18	$11,106	$10,498	$15,064	$10,720	$13,218
06/30/19	$11,292	$10,673	$16,633	$11,564	$14,522
06/30/20	$11,134	$10,524	$17,881	$12,575	$15,768
06/30/21	$13,299	$12,570	$25,175	$12,533	$19,397
06/30/22	$12,275	$11,602	$22,503	$11,243	$17,410
06/30/23	$13,317	$12,587	$26,912	$11,137	$19,367
06/30/24	$14,824	$14,012	$33,521	$11,430	$22,354

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	11.32%	5.59%	4.01%
With Load	5.20%	4.41%	3.43%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	15.42%	9.01%	8.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.0%
Index Option	2.5%
Equity	95.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Fund - Class A (SDRAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDRAX

Swan Defined Risk Fund

Class C (SDRCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.21%

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Swan Defined Risk Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$22,354
$13,758
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Swan Defined Risk Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,052	$10,742	$10,186	$10,528
Jun-2016	$9,914	$11,171	$10,797	$11,058
Jun-2017	$10,402	$13,170	$10,763	$12,200
Jun-2018	$10,783	$15,064	$10,720	$13,218
Jun-2019	$10,887	$16,633	$11,564	$14,522
Jun-2020	$10,650	$17,881	$12,575	$15,768
Jun-2021	$12,626	$25,175	$12,533	$19,397
Jun-2022	$11,569	$22,503	$11,243	$17,410
Jun-2023	$12,453	$26,912	$11,137	$19,367
Jun-2024	$13,758	$33,521	$11,430	$22,354

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	10.49%	4.79%	3.24%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	15.42%	9.01%	8.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.0%
Index Option	2.5%
Equity	95.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Fund - Class C (SDRCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDRCX

Swan Defined Risk Fund

Class I (SDRIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.21%

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Swan Defined Risk Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$22,354
$15,173
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Swan Defined Risk Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,157	$10,742	$10,186	$10,528
Jun-2016	$10,117	$11,171	$10,797	$11,058
Jun-2017	$10,723	$13,170	$10,763	$12,200
Jun-2018	$11,219	$15,064	$10,720	$13,218
Jun-2019	$11,439	$16,633	$11,564	$14,522
Jun-2020	$11,307	$17,881	$12,575	$15,768
Jun-2021	$13,541	$25,175	$12,533	$19,397
Jun-2022	$12,520	$22,503	$11,243	$17,410
Jun-2023	$13,604	$26,912	$11,137	$19,367
Jun-2024	$15,173	$33,521	$11,430	$22,354

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	11.53%	5.81%	4.26%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	15.42%	9.01%	8.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.0%
Index Option	2.5%
Equity	95.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Fund - Class I (SDRIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDRIX

Swan Defined Risk Growth Fund

Class A (SDAAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	Swan Defined Risk Growth Fund - with load	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
12/27/18	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/19	$11,380	$10,756	$11,943	$10,642	$11,428
06/30/20	$12,046	$11,386	$12,840	$11,572	$12,408
06/30/21	$15,287	$14,449	$18,077	$11,533	$15,264
06/30/22	$13,684	$12,933	$16,158	$10,346	$13,701
06/30/23	$15,093	$14,265	$19,324	$10,249	$15,241
06/30/24	$17,551	$16,589	$24,070	$10,519	$17,592

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	16.29%	9.05%	10.76%
With Load	9.89%	7.83%	9.63%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	15.42%	9.01%	10.80%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.92%
S&P 500 Index	24.56%	15.05%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,236,755
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$345,864
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Index Option	4.5%
Equity	94.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Growth Fund - Class A (SDAAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDAAX

Swan Defined Risk Growth Fund

Class C (SDACX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,032	$12,408	$11,572	$12,840
Jun-2021	$15,152	$15,264	$11,533	$18,077
Jun-2022	$13,476	$13,701	$10,346	$16,158
Jun-2023	$14,743	$15,241	$10,249	$19,324
Jun-2024	$17,015	$17,592	$10,519	$24,070

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	15.41%	8.38%	10.13%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	15.42%	9.01%	10.80%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.92%
S&P 500 Index	24.56%	15.05%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,236,755
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$345,864
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Index Option	4.5%
Equity	94.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Growth Fund - Class C (SDACX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDACX

Swan Defined Risk Growth Fund

Class I (SDAIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,073	$12,408	$11,572	$12,840
Jun-2021	$15,359	$15,264	$11,533	$18,077
Jun-2022	$13,785	$13,701	$10,346	$16,158
Jun-2023	$15,247	$15,241	$10,249	$19,324
Jun-2024	$17,777	$17,592	$10,519	$24,070

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	16.60%	9.33%	11.01%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	15.42%	9.01%	10.80%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.92%
S&P 500 Index	24.56%	15.05%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,236,755
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$345,864
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Index Option	4.5%
Equity	94.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk Growth Fund - Class I (SDAIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A (SDCAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	Swan Defined Risk U.S. Small Cap Fund - with load	Russell 2000 Total Return	Bloomberg U.S. Aggregate Bond Index	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
12/29/15	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/16	$10,280	$9,716	$10,005	$10,556	$10,244
06/30/17	$11,585	$10,950	$12,467	$10,523	$11,708
06/30/18	$12,428	$11,747	$14,657	$10,481	$12,899
06/30/19	$11,956	$11,301	$14,172	$11,306	$13,132
06/30/20	$11,706	$11,064	$13,233	$12,294	$13,186
06/30/21	$15,597	$14,742	$21,441	$12,253	$17,690
06/30/22	$13,180	$12,458	$16,038	$10,992	$14,274
06/30/23	$13,693	$12,943	$18,012	$10,889	$15,326
06/30/24	$14,200	$13,422	$19,823	$11,175	$16,458

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	3.70%	3.50%	4.21%
With Load	- 2.01%	2.34%	3.52%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.38%	4.62%	6.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
Russell 2000 Total Return	10.06%	6.94%	8.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,074,999
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$242,712
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Equity Option	- 0.1%
Money Market Funds	1.3%
Index Option	8.0%
Equity	90.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class A (SDCAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDCAX

Swan Defined Risk U.S. Small Cap Fund

Class C (SDCCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,250	$10,244	$10,556	$10,005
Jun-2017	$11,474	$11,708	$10,523	$12,467
Jun-2018	$12,207	$12,899	$10,481	$14,657
Jun-2019	$11,655	$13,132	$11,306	$14,172
Jun-2020	$11,324	$13,186	$12,294	$13,233
Jun-2021	$14,985	$17,690	$12,253	$21,441
Jun-2022	$12,568	$14,274	$10,992	$16,038
Jun-2023	$12,947	$15,326	$10,889	$18,012
Jun-2024	$13,337	$16,458	$11,175	$19,823

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	3.01%	2.73%	3.44%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.38%	4.62%	6.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
Russell 2000 Total Return	10.06%	6.94%	8.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,074,999
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$242,712
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Equity Option	- 0.1%
Money Market Funds	1.3%
Index Option	8.0%
Equity	90.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class C (SDCCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDCCX

Swan Defined Risk U.S. Small Cap Fund

Class I (SDCIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,280	$10,244	$10,556	$10,005
Jun-2017	$11,625	$11,708	$10,523	$12,467
Jun-2018	$12,498	$12,899	$10,481	$14,657
Jun-2019	$12,056	$13,132	$11,306	$14,172
Jun-2020	$11,825	$13,186	$12,294	$13,233
Jun-2021	$15,801	$17,690	$12,253	$21,441
Jun-2022	$13,391	$14,274	$10,992	$16,038
Jun-2023	$13,937	$15,326	$10,889	$18,012
Jun-2024	$14,497	$16,458	$11,175	$19,823

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	4.02%	3.76%	4.46%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.38%	4.62%	6.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.32%
Russell 2000 Total Return	10.06%	6.94%	8.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,074,999
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$242,712
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Equity Option	- 0.1%
Money Market Funds	1.3%
Index Option	8.0%
Equity	90.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class I (SDCIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SDCIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$87,700
2023	$83,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$18,100
2023	$17,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX

Swan Defined Risk Foreign Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX

Swan Defined Risk Growth Fund
Class A – SDAAX
Class C – SDACX
Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX

Annual Financial Statements
June 30, 2024

1-877-896-2590
www.swandefinedriskfunds.com

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	EQUITY - 95.5%
351,394	Communication Services Select Sector SPDR Fund(a)	$30,100,410
177,275	Consumer Discretionary Select Sector SPDR Fund(a)	32,334,960
245,823	Consumer Staples Select Sector SPDR Fund(a)	18,825,125
130,668	Energy Select Sector SPDR Fund(a)	11,910,388
980,906	Financial Select Sector SPDR Fund(a)	40,325,046
263,342	Health Care Select Sector SPDR Fund(a)	38,382,097
218,992	Industrial Select Sector SPDR Fund(a)	26,688,555
652,000	iShares Core S&P 500 ETF	356,793,960
80,127	Materials Select Sector SPDR Fund(a)	7,076,015
180,935	Real Estate Select Sector SPDR Fund(a)	6,949,713
462,656	Technology Select Sector SPDR Fund(a)	104,666,667
107,776	Utilities Select Sector SPDR Fund(a)	7,343,857
	TOTAL EXCHANGE-TRADED FUNDS (Cost $296,244,182)	681,396,793

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS – 2.0%
12,826,796	First American Government Obligations Fund, Class X, 5.23%(b)	12,826,796
1,362,439	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 5.01%(b)	1,362,439
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,189,235)	14,189,235

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 4.6%
	CALL OPTIONS PURCHASED - 0.0%(d)
62	S&P 500 Index	07/05/2024	$5,770	$33,854,976	$80
250	S&P 500 Index	07/05/2024	5,790	136,512,000	297
249	S&P 500 Index	07/12/2024	5,800	135,965,952	5,727
	TOTAL CALL OPTIONS PURCHASED (Cost - $13,447)				6,104

	PUT OPTIONS PURCHASED - 4.6%
62	S&P 500 Index	07/05/2024	5,220	33,854,976	3,031
250	S&P 500 Index	07/05/2024	5,245	136,512,000	14,288
249	S&P 500 Index	07/12/2024	5,250	135,965,952	97,110
1,277	S&P 500 Index	08/16/2024	4,200	697,303,296	244,744
1,277	S&P 500 Index	08/16/2024	4,800	697,303,296	748,983
500	S&P 500 Index	09/20/2024	1,400	273,024,000	17
500	S&P 500 Index	09/20/2024	3,400	273,024,000	86,479
1,277	S&P 500 Index	09/20/2024	4,000	697,303,296	507,622
1,277	S&P 500 Index	09/20/2024	4,500	697,303,296	1,059,119

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(c)
		Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 4.6% (Continued)
	PUT OPTIONS PURCHASED - 4.6% (Continued)
1,277	S&P 500 Index	10/18/2024	$4,000	$697,303,296	$830,122
1,277	S&P 500 Index	10/18/2024	4,700	697,303,296	2,391,824
500	S&P 500 Index	12/20/2024	2,400	273,024,000	86,706
500	S&P 500 Index	12/20/2024	3,600	273,024,000	447,472
1,277	S&P 500 Index	12/20/2024	3,750	697,303,296	1,352,111
1,277	S&P 500 Index	12/20/2024	4,500	697,303,296	3,460,743
1,270	S&P 500 Index	12/19/2025	5,000	693,480,960	22,008,943
	TOTAL PUT OPTIONS PURCHASED (Cost - $80,484,744)				33,339,314

	TOTAL INDEX OPTIONS PURCHASED (Cost - $80,498,191)				33,345,418

	TOTAL INVESTMENTS - 102.1% (Cost $390,931,608)				$728,931,446
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $3,630,199)				(2,425,387)
	PUT OPTIONS WRITTEN - (1.8)% (Premiums received - $26,935,687)				(13,214,028)
	OTHER ASSETS IN EXCESS OF LIABILITIES- (0.0)%(e)				(392,334)
	NET ASSETS - 100.0%				$712,899,697

Contracts(c)
		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.1)%
	CALL OPTIONS WRITTEN- (0.3)%
62	S&P 500 Index	07/05/2024	$5,495	$33,854,976	$90,887
250	S&P 500 Index	07/05/2024	5,520	136,512,000	181,656
249	S&P 500 Index	07/12/2024	5,525	135,965,952	592,122
320	S&P 500 Index	07/31/2024	5,525	174,735,360	1,560,722
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $3,630,199)				2,425,387

	PUT OPTIONS WRITTEN - (1.8)%
62	S&P 500 Index	07/05/2024	5,495	33,854,976	256,428
250	S&P 500 Index	07/05/2024	5,520	136,512,000	1,473,512
249	S&P 500 Index	07/12/2024	5,525	135,965,952	1,723,827
2,555	S&P 500 Index	08/16/2024	4,500	1,395,152,640	804,202
1,000	S&P 500 Index	09/20/2024	2,400	546,048,000	29,822
2,555	S&P 500 Index	09/20/2024	4,250	1,395,152,640	1,440,044
1,277	S&P 500 Index	10/18/2024	4,200	697,303,296	1,086,858
1,277	S&P 500 Index	10/18/2024	4,500	697,303,296	1,693,312
1,000	S&P 500 Index	12/20/2024	3,000	546,048,000	451,032

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(c)
		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.1)% (Continued)
	PUT OPTIONS WRITTEN - (1.8)% (Continued)
1,277	S&P 500 Index	12/20/2024	$4,000	$697,303,296	$1,802,718
1,277	S&P 500 Index	12/20/2024	4,250	697,303,296	2,452,273
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $26,935,687)				13,214,028

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $30,565,886)				$15,639,415

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of securities held as collateral is $234,993,374.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.6%
	EQUITY - 93.6%
460,000	iShares Core MSCI Emerging Markets ETF(a)	$24,623,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,628,779)

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
192,869	First American Government Obligations Fund, Class X, 5.23% (Cost $192,869)(b)	192,869

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 5.1%
	PUT OPTIONS PURCHASED - 5.1%
5,794	iShares MSCI Emerging Markets ETF	12/19/2025	$40.00	$24,676,646	$1,332,620
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,007,530)

	TOTAL INVESTMENTS - 99.4% (Cost $23,829,178)				$26,149,289
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $84,347)				(45,548)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $105,304)				(44,822)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				260,041
	NET ASSETS - 100.0%				$26,318,960

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.2)%
2,892	iShares MSCI Emerging Markets ETF	08/16/2024	$45.50	$12,317,028	$33,996
1,444	iShares MSCI Emerging Markets ETF	09/20/2024	46.50	6,149,996	11,552
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $84,347)				45,548

	PUT OPTIONS WRITTEN - (0.2)%
1,447	iShares MSCI Emerging Markets ETF	08/16/2024	39.50	6,162,773	17,154
1,445	iShares MSCI Emerging Markets ETF	08/16/2024	40.00	6,154,255	21,892
1,444	iShares MSCI Emerging Markets ETF	09/20/2024	39.50	6,149,996	5,776
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $105,304)				44,822

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $189,651)				$90,370

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of the securities held as collateral is $7,494,200.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.4%
	EQUITY - 94.4%
329,100	iShares MSCI EAFE ETF(a)	$25,778,403
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,147,290)

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
467,576	First American Government Obligations Fund, Class X, 5.23%(Cost $467,576)(b)	467,576

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 4.2%
	PUT OPTIONS PURCHASED - 4.2%
3,291	iShares MSCI EAFE ETF	12/19/2025	$75	$25,778,403	$1,147,845
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,916,248)

	TOTAL INVESTMENTS - 100.3% (Cost $20,531,114)				$27,393,824
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $45,837)				(13,969)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $69,291)				(105,313)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				35,497
	NET ASSETS - 100.0%				$27,310,039

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.1)%
1,646	iShares MSCI EAFE ETF	08/16/2024	$85	$12,893,118	$13,969
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $45,837)

	PUT OPTIONS WRITTEN - (0.3)%
1,646	iShares MSCI EAFE ETF	08/16/2024	76	12,893,118	105,313
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $69,291)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $115,128)				$119,282

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of the securities held as collateral is $13,237,770.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.3%
	EQUITY - 94.3%
59,000	iShares Core S&P 500 ETF(a)	$32,286,570
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,568,946)

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
389,791	First American Government Obligations Fund, Class X, 5.23%(b)	389,791
90,277	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 5.01%(b)	90,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $480,068)	480,068

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 9.9%
	CALL OPTIONS PURCHASED - 6.2%
3	S&P 500 Index	07/05/2024	$5,770	$1,638,144	$4
12	S&P 500 Index	07/05/2024	5,790	6,552,576	14
12	S&P 500 Index	07/12/2024	5,800	6,552,576	276
33	S&P 500 Index	12/19/2025	5,400	18,019,584	2,109,685
	TOTAL CALL OPTIONS PURCHASED (Cost - $900,960)				2,109,979

	PUT OPTIONS PURCHASED - 3.7%
3	S&P 500 Index	07/05/2024	5,220	1,638,144	147
12	S&P 500 Index	07/05/2024	5,245	6,552,576	686
12	S&P 500 Index	07/12/2024	5,250	6,552,576	4,680
59	S&P 500 Index	08/16/2024	4,200	32,216,832	11,308
59	S&P 500 Index	08/16/2024	4,800	32,216,832	34,605
22	S&P 500 Index	09/20/2024	1,400	12,013,056	1
22	S&P 500 Index	09/20/2024	3,400	12,013,056	3,805
59	S&P 500 Index	09/20/2024	4,000	32,216,832	23,453
59	S&P 500 Index	09/20/2024	4,500	32,216,832	48,933
59	S&P 500 Index	10/18/2024	4,000	32,216,832	38,353
59	S&P 500 Index	10/18/2024	4,700	32,216,832	110,507
22	S&P 500 Index	12/20/2024	2,400	12,013,056	3,815
22	S&P 500 Index	12/20/2024	3,600	12,013,056	19,689
59	S&P 500 Index	12/20/2024	3,750	32,216,832	62,470
59	S&P 500 Index	12/20/2024	4,500	32,216,832	159,893
59	S&P 500 Index	12/19/2025	4,700	32,216,832	743,650
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,162,698)				1,265,995

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,063,658)				3,375,974

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Fair Value
TOTAL INVESTMENTS - 105.6% (Cost $21,112,672)	$36,142,612
CALL OPTIONS WRITTEN - (3.6)% (Premiums received - $532,034)	(1,236,798)
PUT OPTIONS WRITTEN - (1.8)% (Premiums received - $1,239,043)	(616,057)
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%	(53,002)
NET ASSETS - 100.0%	$34,236,755

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (5.4)%
	CALL OPTIONS WRITTEN - (3.6)%
3	S&P 500 Index	07/05/2024	$5,495	$1,638,144	$4,398
12	S&P 500 Index	07/05/2024	5,520	6,552,576	8,719
12	S&P 500 Index	07/12/2024	5,525	6,552,576	28,536
15	S&P 500 Index	07/31/2024	5,525	8,190,720	73,159
33	S&P 500 Index	12/19/2025	5,900	18,019,584	1,121,986
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $532,034)				1,236,798

	PUT OPTIONS WRITTEN - (1.8)%
3	S&P 500 Index	07/05/2024	5,495	1,638,144	12,408
12	S&P 500 Index	07/05/2024	5,520	6,552,576	70,729
12	S&P 500 Index	07/12/2024	5,525	6,552,576	83,077
118	S&P 500 Index	08/16/2024	4,500	64,433,664	37,141
44	S&P 500 Index	09/20/2024	2,400	24,026,112	1,312
118	S&P 500 Index	09/20/2024	4,250	64,433,664	66,507
59	S&P 500 Index	10/18/2024	4,200	32,216,832	50,215
59	S&P 500 Index	10/18/2024	4,500	32,216,832	78,234
44	S&P 500 Index	12/20/2024	3,000	24,026,112	19,845
59	S&P 500 Index	12/20/2024	4,000	32,216,832	83,289
59	S&P 500 Index	12/20/2024	4,250	32,216,832	113,300
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,239,043)				616,057

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $1,771,077)				$1,852,855

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of securities held as collateral is $19,153,050.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.8%
	EQUITY - 90.8%
139,000	iShares Russell 2000 ETF(a)	$28,201,710
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,387,684)

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
415,351	First American Government Obligations Fund, Class X, 5.23% (Cost $415,351)(b)	415,351

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.2%
	PUT OPTIONS PURCHASED - 8.2%
139	Russell 2000 Index	12/19/2025	$2,150	$28,462,905	$2,565,137
	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,320,918)

	TOTAL INVESTMENTS - 100.3% (Cost $22,123,953)				$31,182,198
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $70,283)				(47,192)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $98,314)				(52,474)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(d)				(7,533)
	NET ASSETS - 100.0%				$31,074,999

Contracts(c)
		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN – (0.0)%(d)
882	iShares MSCI EAFE ETF	08/16/2024	$83	$6,908,706	$21,339
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $25,554)

	PUT OPTIONS WRITTEN - (0.1)%
882	iShares MSCI EAFE ETF	08/16/2024	73	6,908,706	20,120
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $39,665)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $65,219)				$41,459

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(c)
		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.1)%
34	Russell 2000 Index	08/16/2024	$2,205	$6,962,149	$25,853
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $44,729)

	PUT OPTIONS WRITTEN - (0.1)%
34	Russell 2000 Index	08/16/2024	1,895	6,962,149	32,354
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $58,649)

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $103,378)				$58,207

	TOTAL OPTIONS WRITTEN (Premiums received - $168,597)				$99,666

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of securities held as collateral is $24,752,580.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$390,931,608	$23,829,178	$20,531,114	$21,112,672	$22,123,953
Investments, at value	728,931,446	26,149,289	27,393,824	36,142,612	31,182,198
Cash held at broker	68	312,551	235,453	—	166,581
Receivable for securities sold	2,211,097	—	—	106,559	—
Receivable for Fund shares sold	173,734	100	100	1,510	—
Dividends and interest receivable	49,056	1,082	1,532	2,290	2,253
Prepaid expenses and other assets	18,529	1,305	7,588	11,522	6,385
TOTAL ASSETS	731,383,930	26,464,327	27,638,497	36,264,493	31,357,417

LIABILITIES
Options written, at value
(Premiums received - $30,565,886, $189,651, $115,128, $1,771,077 and $168,597, respectively)	15,639,415	90,370	119,282	1,852,855	99,666
Investment advisory fees payable	583,105	26,512	22,695	36,268	28,181
Payable for investments purchased	900,045	—	49,364	43,153	124,069
Payable for Fund shares repurchased	1,014,663	—	99,563	34,671	—
Distribution (12b-1) fees payable	92,435	663	661	1,517	1,355
Payable to related parties	65,720	4,137	3,918	11,525	4,093
Accrued expenses and other liabilities	188,850	23,685	32,975	47,749	25,054
TOTAL LIABILITIES	18,484,233	145,367	328,458	2,027,738	282,418
NET ASSETS	$712,899,697	$26,318,960	$27,310,039	$34,236,755	$31,074,999

NET ASSETS CONSIST OF:
Paid in capital	$325,736,430	$28,998,358	$25,751,413	$18,951,793	$25,690,232
Accumulated earnings (deficits)	387,163,267	(2,679,398)	1,558,626	15,284,962	5,384,767
NET ASSETS	$712,899,697	$26,318,960	$27,310,039	$34,236,755	$31,074,999

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$106,981,699	$563,073	$769,219	$1,658,661	$902,032
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,212,376	60,093	77,504	124,627	68,481
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$14.83	$9.37	$9.92	$13.31	$13.17
Maximum offering price per share (maximum sales charge of 5.50%)	$15.69	$9.92	$10.50	$14.08	$13.94

Class C Shares:
Net Assets	$85,829,915	$646,480	$603,316	$1,456,849	$1,400,615
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,094,811	71,704	62,542	113,912	113,709
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.08	$9.02	$9.65	$12.79	$12.32

Class I Shares:
Net Assets	$520,088,083	$25,109,407	$25,937,504	$31,121,245	$28,772,352
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,785,500	2,674,844	2,603,118	2,306,526	2,139,839
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.95	$9.39	$9.96	$13.49	$13.45

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$10,461,081	$734,113	$795,484	$463,747	$417,870
Interest	777,253	26,596	14,188	56,094	21,279
TOTAL INVESTMENT INCOME	11,238,334	760,709	809,672	519,841	439,149

EXPENSES
Investment advisory fees	7,500,431	270,244	282,910	432,607	326,927
Distribution (12b-1) fees:
Class A	254,537	1,523	1,900	4,589	2,404
Class C	951,937	8,461	6,484	15,576	16,113
Third party administrative service fees	532,198	14,550	19,012	48,005	17,026
Administration fees	470,749	41,378	42,511	52,496	44,712
Accounting services fees	197,292	7,257	7,495	11,168	8,542
Custodian fees	66,483	6,500	7,431	10,235	7,431
Transfer agent fees	83,819	31,188	30,688	32,222	30,688
Registration fees	70,538	18,571	27,002	33,571	26,502
Printing and postage expenses	51,193	2,096	2,596	5,061	2,596
Compliance officer fees	37,844	7,527	7,527	8,502	7,527
Audit fees	21,648	21,688	21,638	21,588	21,638
Trustees’ fees and expenses	18,079	10,985	16,486	16,486	16,485
Legal fees	13,499	13,499	14,999	12,999	13,499
Insurance expense	11,542	3,297	3,297	4,096	3,398
Interest expense	—	—	833	—	821
Other expenses	5,034	4,000	4,000	4,000	14,749
TOTAL EXPENSES	10,286,823	462,764	496,809	713,201	561,058

Less: Fees waived by the Advisor	—	(74,495)	(91,745)	(86,743)	(84,215)
TOTAL NET EXPENSES	10,286,823	388,269	405,064	626,458	476,843

NET INVESTMENT INCOME (LOSS)	951,511	372,440	404,608	(106,617)	(37,694)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	156,509,432	(405,936)	1,531,677	19,957,226	709,065
Options purchased	(118,042,249)	(1,902,765)	(2,194,989)	(6,467,087)	(2,386,640)
Options written	43,338,314	693,785	216,965	2,451,581	519,016
Net realized gain (loss) on investments, options purchased and options written	81,805,497	(1,614,916)	(446,347)	15,941,720	(1,158,559)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,711,523)	2,356,198	490,746	(12,463,172)	1,258,907
Options purchased	8,428,505	850,721	869,548	2,619,257	827,491
Options written	15,429,325	51,348	(14,201)	464,330	92,103
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(2,853,693)	3,258,267	1,346,093	(9,379,585)	2,178,501
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	78,951,804	1,643,351	899,746	6,562,135	1,019,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,903,315	$2,015,791	$1,304,354	$6,455,518	$982,248

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$951,511	$1,875,063
Net realized gain on investments, options purchased and options written	81,805,497	172,545,717
Net change in unrealized depreciation on investments, options purchased and options written	(2,853,693)	(105,342,145)
Net increase in net assets resulting from operations	79,903,315	69,078,635

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,021,178)	—
Class C	(10,945,254)	—
Class I	(62,079,272)	—
Net decrease in net assets resulting from distributions to shareholders	(84,045,704)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,994,461	11,267,267
Class C	3,966,638	3,596,672
Class I	45,702,487	85,181,388
Net asset value of shares issued in reinvestment of distributions:
Class A	10,456,035	—
Class C	10,194,937	—
Class I	58,552,340	—
Payments for shares redeemed:
Class A	(19,532,699)	(45,636,200)
Class C	(31,083,575)	(17,169,398)
Class I	(184,977,821)	(270,907,933)
Net decrease in net assets from shares of beneficial interest	(90,727,197)	(233,668,204)

TOTAL DECREASE IN NET ASSETS	(94,869,586)	(164,589,569)

NET ASSETS
Beginning of Year	807,769,283	972,358,852
End of Year	$712,899,697	$807,769,283

SHARE ACTIVITY
Class A:
Shares Sold	1,094,738	796,505
Shares Reinvested	748,463	—
Shares Redeemed	(1,332,925)	(3,156,496)
Net increase (decrease) in shares of beneficial interest outstanding	510,276	(2,359,991)

Class C:
Shares Sold	279,706	262,486
Shares Reinvested	765,386	—
Shares Redeemed	(2,222,964)	(1,255,731)
Net decrease in shares of beneficial interest outstanding	(1,177,872)	(993,245)

Class I:
Shares Sold	3,095,418	5,920,116
Shares Reinvested	4,161,502	—
Shares Redeemed	(12,506,559)	(19,059,962)
Net decrease in shares of beneficial interest outstanding	(5,249,639)	(13,139,846)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$372,440	$227,164
Net realized gain (loss) on investments, options purchased and options written	(1,614,916)	2,293,187
Net change in unrealized appreciation (deprecation) on investments, options purchased and options written	3,258,267	(2,056,297)
Net increase in net assets resulting from operations	2,015,791	464,054

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(3,311)	(7,168)
Class C	—	(2,748)
Class I	(223,890)	(402,046)
Net decrease in net assets resulting from distributions to shareholders	(227,201)	(411,962)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,874	17,043
Class C	12,056	42,535
Class I	3,382,387	6,142,805
Net asset value of shares issued in reinvestment of distributions:
Class A	2,849	5,779
Class C	—	1,756
Class I	212,387	368,395
Payments for shares redeemed:
Class A	(165,357)	(408,693)
Class C	(339,835)	(174,929)
Class I	(6,175,785)	(4,691,071)
Net increase (decrease) in net assets from shares of beneficial interest	(3,050,424)	1,303,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,261,834)	1,355,712

NET ASSETS
Beginning of Year	27,580,794	26,225,082
End of Year	$26,318,960	$27,580,794

SHARE ACTIVITY
Class A:
Shares Sold	2,349	1,940
Shares Reinvested	318	677
Shares Redeemed	(18,733)	(47,843)
Net decrease in shares of beneficial interest outstanding	(16,066)	(45,226)

Class C:
Shares Sold	1,412	5,001
Shares Reinvested	—	212
Shares Redeemed	(39,372)	(20,802)
Net decrease in shares of beneficial interest outstanding	(37,960)	(15,589)

Class I:
Shares Sold	378,588	702,343
Shares Reinvested	23,651	43,088
Shares Redeemed	(696,234)	(538,439)
Net increase (decrease) in shares of beneficial interest outstanding	(293,995)	206,992

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income	$404,608	$241,677
Net realized gain (loss) on investments, options purchased and options written	(446,347)	1,523,286
Net change in unrealized appreciation on investments, options purchased and options written	1,346,093	1,200,255
Net increase in net assets resulting from operations	1,304,354	2,965,218

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(9,965)	—
Class C	(3,535)	—
Class I	(409,145)	—
Net decrease in net assets resulting from distributions to shareholders	(422,645)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,316	48,035
Class C	700	27,795
Class I	1,800,658	10,604,082
Net asset value of shares issued in reinvestment of distributions:
Class A	7,195	—
Class C	2,791	—
Class I	393,388	—
Payments for shares redeemed:
Class A	(53,234)	(186,014)
Class C	(109,342)	(104,821)
Class I	(8,921,975)	(9,440,833)
Net increase (decrease) in net assets from shares of beneficial interest	(6,842,503)	948,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,960,794)	3,913,462

NET ASSETS
Beginning of Year	33,270,833	29,357,371
End of Year	$27,310,039	$33,270,833

SHARE ACTIVITY
Class A:
Shares Sold	3,803	5,069
Shares Reinvested	744	—
Shares Redeemed	(5,417)	(20,832)
Net decrease in shares of beneficial interest outstanding	(870)	(15,763)

Class C:
Shares Sold	75	3,121
Shares Reinvested	296	—
Shares Redeemed	(11,656)	(11,500)
Net decrease in shares of beneficial interest outstanding	(11,285)	(8,379)

Class I:
Shares Sold	186,140	1,177,042
Shares Reinvested	40,597	—
Shares Redeemed	(927,619)	(1,068,373)
Net increase (decrease) in shares of beneficial interest outstanding	(700,882)	108,669

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(106,617)	$140,586
Net realized gain (loss) on investments, options purchased and options written	15,941,720	(1,709,945)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(9,379,585)	11,106,221
Net increase in net assets resulting from operations	6,455,518	9,536,862

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(419,620)	—
Class C	(372,927)	—
Class I	(7,445,425)	—
Net decrease in net assets resulting from distributions to shareholders	(8,237,972)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	191,532	288,978
Class C	35,807	82,161
Class I	13,976,711	47,323,509
Net asset value of shares issued in reinvestment of distributions:
Class A	417,698	—
Class C	344,626	—
Class I	7,336,657	—
Payments for shares redeemed:
Class A	(800,994)	(301,676)
Class C	(536,056)	(273,657)
Class I	(72,576,663)	(72,865,776)
Net decrease in net assets from shares of beneficial interest	(51,610,682)	(25,746,461)

TOTAL DECREASE IN NET ASSETS	(53,393,136)	(16,209,599)

NET ASSETS
Beginning of Year	87,629,891	103,839,490
End of Year	$34,236,755	$87,629,891

SHARE ACTIVITY
Class A:
Shares Sold	13,115	21,374
Shares Reinvested	34,521	—
Shares Redeemed	(58,535)	(21,904)
Net decrease in shares of beneficial interest outstanding	(10,899)	(530)

Class C:
Shares Sold	2,761	6,127
Shares Reinvested	29,531	—
Shares Redeemed	(40,916)	(19,975)
Net decrease in shares of beneficial interest outstanding	(8,624)	(13,848)

Class I:
Shares Sold	983,067	3,449,958
Shares Reinvested	598,911	—
Shares Redeemed	(4,900,753)	(5,262,208)
Net decrease in shares of beneficial interest outstanding	(3,318,775)	(1,812,250)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(37,694)	$472
Net realized loss on investments, options purchased and options written	(1,158,559)	(730,243)
Net change in unrealized appreciation on investments, options purchased and options written	2,178,501	1,994,986
Net increase in net assets resulting from operations	982,248	1,265,215

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(64,537)
Class C	—	(136,958)
Class I	—	(2,491,470)
Net decrease in net assets resulting from distributions to shareholders	—	(2,692,965)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	39,482	158,632
Class C	16,584	202,972
Class I	3,524,087	13,462,041
Net asset value of shares issued in reinvestment of distributions:
Class A	—	54,405
Class C	—	117,211
Class I	—	1,875,353
Payments for shares redeemed:
Class A	(157,949)	(226,486)
Class C	(393,378)	(230,172)
Class I	(8,909,459)	(13,516,932)
Net increase (decrease) in net assets from shares of beneficial interest	(5,880,633)	1,897,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,898,385)	469,274

NET ASSETS
Beginning of Year	35,973,384	35,504,110
End of Year	$31,074,999	$35,973,384

SHARE ACTIVITY
Class A:
Shares Sold	2,967	11,918
Shares Reinvested	—	4,511
Shares Redeemed	(12,126)	(16,639)
Net decrease in shares of beneficial interest outstanding	(9,159)	(210)

Class C:
Shares Sold	1,378	15,942
Shares Reinvested	—	10,281
Shares Redeemed	(32,539)	(19,108)
Net increase (decrease) in shares of beneficial interest outstanding	(31,161)	7,115

Class I:
Shares Sold	268,452	977,902
Shares Reinvested	—	152,966
Shares Redeemed	(700,919)	(1,014,873)
Net increase (decrease) in shares of beneficial interest outstanding	(432,467)	115,995

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$14.95		$13.79		$14.93		$12.51		$12.80
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.02		(0.03)		(0.00	) (2)	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.57		1.14		(1.11)		2.43		(0.27)
Total from investment operations	1.58		1.16		(1.14)		2.43		(0.17)
Less distributions from:
Net investment income	(0.01)		—		—		(0.01)		(0.12)
Net realized gains	(1.69)		—		—		—		—
Return of capital	—		—		—		(0.00	) (2)	—
Total distributions	(1.70)		—		—		(0.01)		(0.12)
Net asset value, end of year	$14.83		$14.95		$13.79		$14.93		$12.51
Total return (3)	11.24	% (4)	8.41	% (4)	(7.64	)% (4)	19.44%		(1.39)%
Net assets, at end of year (000s)	$106,982		$100,212		$124,935		$145,133		$158,255
Ratio of expenses to average net assets (5)	1.46%		1.45%		1.43%		1.42%		1.42%
Ratio of net investment income (loss) to average net assets (5,6)	0.05%		0.14%		(0.17)%		(0.00)%		0.76%
Portfolio Turnover Rate	12%		22%		3%		11%		13%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.37		$13.35	$14.57	$12.29	$12.58
Activity from investment operations:
Net investment income (loss) (1)	(0.10)		(0.08)	(0.14)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.50		1.10	(1.08)	2.38	(0.28)
Total from investment operations	1.40		1.02	(1.22)	2.28	(0.27)
Less distributions from:
Net investment income	—		—	—	—	(0.02)
Net realized gains	(1.69)		—	—	—	—
Total distributions	(1.69)		—	—	—	(0.02)
Net asset value, end of year	$14.08		$14.37	$13.35	$14.57	$12.29
Total return (2)	10.41	% (3)	7.64%	(8.37)%	18.55%	(2.17)%
Net assets, at end of year (000s)	$85,830		$104,519	$110,351	$130,659	$150,858
Ratio of expenses to average net assets (4)	2.21%		2.20%	2.18%	2.17%	2.17%
Ratio of net investment income (loss) to average net assets (4,5)	(0.72)%		(0.57)%	(0.93)%	(0.75)%	0.07%
Portfolio Turnover Rate	12%		22%	3%	11%	13%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$15.06	$13.86	$14.99	$12.56		$12.86
Activity from investment operations:
Net investment income (1)	0.04	0.05	0.00 (2)	0.03		0.14
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.59	1.15	(1.13)	2.45		(0.28)
Total from investment operations	1.63	1.20	(1.13)	2.48		(0.14)
Less distributions from:
Net investment income	(0.05)	—	—	(0.05)		(0.16)
Net realized gains	(1.69)	—	—	—		—
Return of capital	—	—	—	(0.00	) (2)	—
Total distributions	(1.74)	—	—	(0.05)		(0.16)
Net asset value, end of year	$14.95	$15.06	$13.86	$14.99		$12.56
Total return (3)	11.53%	8.66%	(7.54)%	19.75%		(1.15)%
Net assets, at end of year (000s)	$520,088	$603,038	$737,073	$857,376		$1,121,879
Ratio of expenses to average net assets (4)	1.21%	1.20%	1.18%	1.17%		1.17%
Ratio of net investment income to average net assets (4,5)	0.29%	0.35%	0.02%	0.24%		1.07%
Portfolio Turnover Rate	12%	22%	3%	11%		13%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.73	$8.69	$10.01	$8.85	$9.86
Activity from investment operations:
Net investment income (1)	0.10	0.03	0.11	0.01	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.59	0.10	(1.43)	1.27	(0.57)
Total from investment operations	0.69	0.13	(1.32)	1.28	(0.48)
Less distributions from:
Net investment income	(0.05)	(0.09)	—	(0.12)	(0.04)
Net realized gains	—	—	—	—	(0.49)
Total distributions	(0.05)	(0.09)	—	(0.12)	(0.53)
Net asset value, end of year	$9.37	$8.73	$8.69	$10.01	$8.85
Total return (2)	7.92%	1.52%	(13.19)%	14.47%	(5.16)%
Net assets, at end of year (000s)	$563	$665	$1,055	$1,372	$2,084
Ratio of gross expenses to average net assets (3,5)	1.93%	1.90%	1.87%	1.88%	1.93%
Ratio of net expenses to average net assets (3,5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets (3,4,5)	1.11%	0.33%	1.18%	0.16%	1.03%
Portfolio Turnover Rate	15%	39%	10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.93%	1.90%	1.87%	1.88%	1.93%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	1.11%	0.33%	1.18%	0.16%	1.03%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.42	$8.38	$9.72	$8.58	$9.60
Activity from investment operations:
Net investment income (loss) (1)	0.03	(0.02)	0.02	(0.07)	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.57	0.08	(1.36)	1.24	(0.56)
Total from investment operations	0.60	0.06	(1.34)	1.17	(0.53)
Less distributions from:
Net investment income	—	(0.02)	—	(0.03)	—
Net realized gains	—	—	—	—	(0.49)
Total distributions	—	(0.02)	—	(0.03)	(0.49)
Net asset value, end of year	$9.02	$8.42	$8.38	$9.72	$8.58
Total return (2)	7.13%	0.75%	(13.79)%	13.60%	(5.85)%
Net assets, at end of year (000s)	$646	$923	$1,050	$1,564	$1,365
Ratio of gross expenses to average net assets (3,5)	2.68%	2.65%	2.62%	2.63%	2.68%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.35%	(0.20)%	0.22%	(0.72)%	0.28%
Portfolio Turnover Rate	15%	39%	10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.68%	2.65%	2.62%	2.63%	2.68%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	0.35%	(0.20)%	0.22%	(0.72)%	0.28%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.76		$8.73		$10.05	$8.89	$9.91
Activity from investment operations:
Net investment income (1)	0.12		0.07		0.13	0.02	0.13
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.59		0.09		(1.43)	1.29	(0.58)
Total from investment operations	0.71		0.16		(1.30)	1.31	(0.45)
Less distributions from:
Net investment income	(0.08)		(0.13)		(0.02)	(0.15)	(0.08)
Net realized gains	—		—		—	—	(0.49)
Total distributions	(0.08)		(0.13)		(0.02)	(0.15)	(0.57)
Net asset value, end of year	$9.39		$8.76		$8.73	$10.05	$8.89
Total return (2)	8.12	% (3)	1.86	% (3)	(12.97)%	14.78%	(4.87)%
Net assets, at end of year (000s)	$25,109		$25,992		$24,120	$32,079	$30,848
Ratio of gross expenses to average net assets (4,6)	1.68%		1.65%		1.62%	1.63%	1.68%
Ratio of net expenses to average net assets (4,6)	1.40%		1.40%		1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (5,6)	1.42%		0.85%		1.39%	0.20%	1.37%
Portfolio Turnover Rate	15%		39%		10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.68%	1.65%	1.62%	1.63%	1.68%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	1.42%	0.85%	1.39%	0.20%	1.37%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.60		$8.70	$11.11	$9.83	$10.24
Activity from investment operations:
Net investment income (1)	0.13		0.04	0.18	0.02	0.04
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.32		0.86	(1.13)	1.32	0.04
Total from investment operations	0.45		0.90	(0.95)	1.34	0.08
Less distributions from:
Net investment income	(0.13)		—	(0.13)	—	(0.12)
Net realized gains	—		—	(0.12)	(0.06)	(0.37)
Return of capital	—		—	(1.21)	—	—
Total distributions	(0.13)		—	(1.46)	(0.06)	(0.49)
Net asset value, end of year	$9.92		$9.60	$8.70	$11.11	$9.83
Total return (2)	4.69	% (3)	10.34%	(9.97)%	13.60%	0.65%
Net assets, at end of year (000s)	$769		$752	$819	$1,126	$2,150
Ratio of gross expenses to average net assets (4,6)	1.97%		1.84%	1.94%	2.03%	2.12%
Ratio of net expenses to average net assets (4,6)	1.65%		1.65%	1.69%	1.73%	1.85%
Ratio of net investment income to average net assets (4,5,6)	1.34%		0.44%	1.77%	0.20%	0.40%
Portfolio Turnover Rate	8%		42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.97%	1.84%	1.90%	1.95%	1.92%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	1.34%	0.44%	1.81%	0.29%	0.60%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.33	$8.52	$10.90	$9.73	$10.12
Activity from investment operations:
Net investment income (loss) (1)	0.04	(0.02)	0.10	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.33	0.83	(1.10)	1.26	0.04
Total from investment operations	0.37	0.81	(1.00)	1.23	—
Less distributions from:
Net investment income	(0.05)	—	(0.05)	—	(0.02)
Net realized gains	—	—	(0.12)	(0.06)	(0.37)
Return of capital	—	—	(1.21)	—	—
Total distributions	(0.05)	—	(1.38)	(0.06)	(0.39)
Net asset value, end of year	$9.65	$9.33	$8.52	$10.90	$9.73
Total return (2)	3.98%	9.51%	(10.63)%	12.61%	(0.07)%
Net assets, at end of year (000s)	$603	$689	$700	$876	$949
Ratio of gross expenses to average net assets (3,5)	2.72%	2.59%	2.69%	2.78%	2.87%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.44%	2.48%	2.60%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.43%	(0.26)%	0.97%	(0.32)%	(0.43)%
Portfolio Turnover Rate	8%	42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.72%	2.59%	2.65%	2.70%	2.67%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	0.43%	(0.26)%	1.01%	(0.24)%	(0.23)%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.63	$8.71	$11.13	$9.85	$10.25
Activity from investment operations:
Net investment income (1)	0.14	0.07	0.22	0.07	0.07
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.34	0.85	(1.14)	1.29	0.04
Total from investment operations	0.48	0.92	(0.92)	1.36	0.11
Less distributions from:
Net investment income	(0.15)	—	(0.17)	(0.02)	(0.14)
Net realized gains	—	—	(0.12)	(0.06)	(0.37)
Return of capital	—	—	(1.21)	—	—
Total distributions	(0.15)	—	(1.50)	(0.08)	(0.51)
Net asset value, end of year	$9.96	$9.63	$8.71	$11.13	$9.85
Total return (2)	5.04%	10.56%	(9.78)%	13.82%	0.97%
Net assets, at end of year (000s)	$25,938	$31,830	$27,838	$31,591	$30,829
Ratio of gross expenses to average net assets (3,5)	1.72%	1.59%	1.69%	1.78%	1.87%
Ratio of net expenses to average net assets (3,5)	1.40%	1.40%	1.44%	1.48%	1.60%
Ratio of net investment income to average net assets (3,4,5)	1.46%	0.78%	2.13%	0.69%	0.66%
Portfolio Turnover Rate	8%	42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.72%	1.59%	1.65%	1.70%	1.67%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	1.46%	0.78%	2.17%	0.76%	0.86%

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$14.78	$13.40		$14.97		$11.86		$11.38
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.01		(0.06)		(0.05)		0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.08	1.37		(1.51)		3.23		0.58
Total from investment operations	2.06	1.38		(1.57)		3.18		0.67
Less distributions from:
Net investment income	—	—		—		—		(0.07)
Net realized gains	(3.53)	—		—		(0.07)		(0.12)
Return of capital	—	—		—		(0.00	) (2)	—
Total distributions	(3.53)	—		—		(0.07)		(0.19)
Net asset value, end of year	$13.31	$14.78		$13.40		$14.97		$11.86
Total return (3)	16.29%	10.30%		(10.49)%		26.90%		5.85%
Net assets, at end of year (000s)	$1,659	$2,003		$1,823		$3,263		$5,252
Ratio of gross expenses to average net assets before waiver/recapture (4)	1.85%	1.57%		1.57%		1.63%		2.33%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.65%	1.65	% (5)	1.65	% (5)	1.65	% (5)	1.65%
Ratio of net investment income (loss) to average net assets (4,6)	(0.16)%	(0.09)%		(0.52)%		(0.38)%		0.74%
Portfolio Turnover Rate	16%	21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$14.43	$13.19		$14.83		$11.84		$11.38
Activity from investment operations:
Net investment loss (1)	(0.12)	(0.09)		(0.16)		(0.12)		(0.03	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.01	1.33		(1.48)		3.18		0.68
Total from investment operations	1.89	1.24		(1.64)		3.06		0.65
Less distributions from:
Net investment income	—	—		—		—		(0.07)
Net realized gains	(3.53)	—		—		(0.07)		(0.12)
Total distributions	(3.53)	—		—		(0.07)		(0.19)
Net asset value, end of year	$12.79	$14.43		$13.19		$14.83		$11.84
Total return (3)	15.41%	9.40%		(11.06)%		25.93%		5.73%
Net assets, at end of year (000s)	$1,457	$1,768		$1,798		$1,092		$71
Ratio of gross expenses to average net assets before waiver/recapture (4)	2.60%	2.32%		2.32%		2.38%		3.08%
Ratio of net expenses to average net assets after waiver/recapture (4)	2.40%	2.40	% (5)	2.40	% (5)	2.40	% (5)	2.40%
Ratio of net investment loss to average net assets (4,6)	(0.92)%	(0.84)%		(1.17)%		(0.85)%		(0.22	)% (2)
Portfolio Turnover Rate	16%	21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$14.91		$13.47		$15.02		$11.88		$11.38
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.03		(0.02)		(0.01)		0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.14		1.41		(1.53)		3.23		0.59
Total from investment operations	2.11		1.44		(1.55)		3.22		0.69
Less distributions from:
Net investment income	—		—		—		(0.01)		(0.07)
Net realized gains	(3.53)		—		—		(0.07)		(0.12)
Return of capital	—		—		—		(0.00	) (2)	—
Total distributions	(3.53)		—		—		(0.08)		(0.19)
Net asset value, end of year	$13.49		$14.91		$13.47		$15.02		$11.88
Total return (3)	16.51	% (4)	10.69	% (4)	(10.32	)% (4)	27.23%		6.09%
Net assets, at end of year (000s)	$31,121		$83,858		$100,218		$80,421		$63,250
Ratio of gross expenses to average net assets before waiver/recapture (5)	1.60%		1.32%		1.32%		1.38%		2.08%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.40%		1.40	% (6)	1.40	% (6)	1.40	% (6)	1.40%
Ratio of net investment income (loss) to average net assets (5,7)	(0.22)%		0.16%		(0.23)%		(0.08)%		0.87%
Portfolio Turnover Rate	16%		21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.70	$13.14	$15.55	$11.67	$11.92
Activity from investment operations:
Net investment loss (1)	(0.04)	(0.03)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.51	0.49	(2.30)	3.97	(0.20)
Total from investment operations	0.47	0.46	(2.41)	3.88	(0.25)
Less distributions from:
Net realized gains	—	(0.90)	—	—	—
Total distributions	—	(0.90)	—	—	—
Net asset value, end of year	$13.17	$12.70	$13.14	$15.55	$11.67
Total return (2)	3.70%	3.89%	(15.50)%	33.25%	(2.10)%
Net assets, at end of year (000s)	$902	$986	$1,023	$1,080	$2,364
Ratio of gross expenses to average net assets (3,5)	1.91%	1.79%	1.84%	1.90%	1.99%
Ratio of net expenses to average net assets (3,5)	1.65%	1.65%	1.69%	1.70%	1.73%
Ratio of net investment loss to average net assets (3,4,5)	(0.32)%	(0.21)%	(0.73)%	(0.69)%	(0.44)%
Portfolio Turnover Rate	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.91%	1.79%	1.80%	1.85%	1.91%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)	(0.32)%	(0.21)%	(0.69)%	(0.64)%	(0.36)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$11.96	$12.53	$14.94	$11.29	$11.62
Activity from investment operations:
Net investment loss (1)	(0.13)	(0.12)	(0.21)	(0.20)	(0.14)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.49	0.45	(2.20)	3.85	(0.19)
Total from investment operations	0.36	0.33	(2.41)	3.65	(0.33)
Less distributions from:
Net realized gains	—	(0.90)	—	—	—
Total distributions	—	(0.90)	—	—	—
Net asset value, end of year	$12.32	$11.96	$12.53	$14.94	$11.29
Total return (2)	3.01%	3.02%	(16.13)%	32.33%	(2.84)%
Net assets, at end of year (000s)	$1,401	$1,733	$1,726	$2,104	$1,720
Ratio of gross expenses to average net assets (3,5)	2.66%	2.54%	2.59%	2.65%	2.74%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.44%	2.45%	2.48%
Ratio of net investment loss to average net assets (3,4,5)	(1.07)%	(0.95)%	(1.49)%	(1.52)%	(1.22)%
Portfolio Turnover Rate	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.66%	2.54%	2.55%	2.60%	2.66%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(1.07)%	(0.95)%	(1.45)%	(1.47)%	(1.14)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$12.93	$13.34	$15.74	$11.78	$12.01
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.01	(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.53	0.48	(2.33)	4.04	(0.20)
Total from investment operations	0.52	0.49	(2.40)	3.96	(0.23)
Less distributions from:
Net realized gains	—	(0.90)	—	—	—
Total distributions	—	(0.90)	—	—	—
Net asset value, end of year	$13.45	$12.93	$13.34	$15.74	$11.78
Total return (2)	4.02%	4.07%	(15.25)%	33.62%	(1.92)%
Net assets, at end of year (000s)	$28,772	$33,255	$32,755	$42,153	$32,244
Ratio of gross expenses to average net assets (3,5)	1.66%	1.54%	1.59%	1.65%	1.74%
Ratio of net expenses to average net assets (3,5)	1.40%	1.40%	1.44%	1.45%	1.48%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.06)%	0.05%	(0.48)%	(0.54)%	(0.23)%
Portfolio Turnover Rate	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.66%	1.54%	1.55%	1.60%	1.66%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	(0.06)%	0.05%	(0.44)%	(0.49)%	(0.15)%

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are “funds of funds” in that they will generally invest in other investment companies.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.
Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.
Swan Defined Risk Foreign Fund – To seek long term capital appreciation.
Swan Defined Risk Growth Fund – To seek long term capital appreciation.
Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options Contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$681,396,793	$—	$—	$681,396,793
Purchased Call Options	—	6,104	—	6,104
Purchased Put Options	—	33,339,314	—	33,339,314
Short-Term Investments	14,189,235	—	—	14,189,235
Total	$695,586,028	$33,345,418	$—	$728,931,446
Liabilities *
Call Option Written	$—	$2,425,387	$—	$2,425,387
Put Options Written	—	13,214,028	—	13,214,028
Total	$—	$15,639,415	$—	$15,639,415

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$24,623,800	$—	$—	$24,623,800
Purchased Put Options	—	1,332,620	—	1,332,620
Short-Term Investment	192,869	—	—	192,869
Total	$24,816,669	$1,332,620	$—	$26,149,289
Liabilities *
Call Options Written	$—	$45,548	$—	$45,548
Put Options Written	—	44,822	—	44,822
Total	$—	$90,370	$—	$90,370

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$25,778,403	$—	$—	$25,778,403
Purchased Put Options	—	1,147,845	—	1,147,845
Short-Term Investment	467,576	—	—	467,576
Total	$26,245,979	$1,147,845	$—	$27,393,824
Liabilities *
Call Options Written	$—	$13,969	$—	$13,969
Put Options Written	—	105,313	—	105,313
Total	$—	$119,282	$—	$119,282

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$32,286,570	$—	$—	$32,286,570
Purchased Call Options	—	2,109,979	—	2,109,979
Purchased Put Options	—	1,265,995	—	1,265,995
Short-Term Investments	480,068	—	—	480,068
Total	$32,766,638	$3,375,974	$—	$36,142,612
Liabilities *
Call Options Written	$—	$1,236,798	$—	$1,236,798
Put Options Written	—	616,057	—	616,057
Total	$—	$1,852,855	$—	$1,852,855

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$28,201,710	$—	$—	$28,201,710
Purchased Put Options	—	2,565,137	—	2,565,137
Short-Term Investment	415,351	—	—	415,351
Total	$28,617,061	$2,565,137	$—	$31,182,198
Liabilities *
Call Options Written	$—	$47,192	$—	$47,192
Put Options Written	—	52,474	—	52,474
Total	$—	$99,666	$—	$99,666

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2021 - 2023 for all Funds or expected to be taken by all the Funds in their 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2024, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$7,500,431
Swan Defined Risk Emerging Markets Fund	270,244
Swan Defined Risk Foreign Fund	282,910
Swan Defined Risk Growth Fund	432,607
Swan Defined Risk U.S. Small Cap Fund	326,927

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least November 1, 2024 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended June 30, 2024, the Advisor waived/reimbursed fees and expenses pursuant to the Waiver Agreement as follows:

Advisory
Fund	Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	74,495
Swan Defined Risk Foreign Fund	91,745
Swan Defined Risk Growth Fund	86,743
Swan Defined Risk U.S. Small Cap Fund	84,215

During the year ended June 30, 2024, the Advisor did not recapture any previously waived fees. As of June 30, 2024, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2025	June 30, 2026	June 30, 2027	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	65,538	70,033	74,495	210,066
Swan Defined Risk Foreign Fund	80,922	61,752	91,745	234,419
Swan Defined Risk Growth Fund	—	—	86,743	86,743
Swan Defined Risk U.S. Small Cap Fund	57,472	54,094	84,215	195,781

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2024, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$254,537	$951,937
Swan Defined Risk Emerging Markets Fund	1,523	8,461
Swan Defined Risk Foreign Fund	1,900	6,484
Swan Defined Risk Growth Fund	4,589	15,576
Swan Defined Risk U.S. Small Cap Fund	2,404	16,113

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2024, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$121,701	$15,806
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	576	72
Swan Defined Risk U.S. Small Cap Fund	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the year ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$—	$252,412,424
Swan Defined Risk Emerging Markets Fund	1,628,203	4,753,065
Swan Defined Risk Foreign Fund	293,935	7,611,477
Swan Defined Risk Growth Fund	2,371,231	60,926,694
Swan Defined Risk U.S. Small Cap Fund	1,335,022	8,997,179

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024.

Swan Defined Risk Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$33,345,418
Index contracts/Equity price risk	Options Written, at value	(15,639,415)

Swan Defined Risk Emerging Markets Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,332,620
Equity contracts/Equity price risk	Options Written, at value	(90,370)

Swan Defined Risk Foreign Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,147,845
Equity contracts/Equity price risk	Options Written, at value	(119,282)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Swan Defined Risk Growth Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$3,375,974
Index contracts/Equity price risk	Options Written, at value	(1,852,855)

Swan Defined Risk U.S. Small Cap Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$2,565,137

Equity contracts/Equity price risk	Options Written, at value	(41,459)
Index contracts/Equity price risk	Options Written, at value	(58,207)
		$(99,666)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2024.

Swan Defined Risk Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(118,042,249)	$8,428,505

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$43,338,314	$15,429,325

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,856,897)	$850,721
Index contracts/Equity price risk	(45,868)	—
	$(1,902,765)	$850,721

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$661,035	$51,348
Index contracts/Equity price risk	32,750	—
	$693,785	$51,348

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Swan Defined Risk Foreign Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,147,511)	$869,548
Index contracts/Equity price risk	(47,478)	—
	$(2,194,989)	$869,548

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$145,511	$(14,201)
Index contracts/Equity price risk	71,454	—
	$216,965	$(14,201)

Swan Defined Risk Growth Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(6,467,087)	$2,619,257

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$2,451,581	$464,330

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$—	$23,759
Index contracts/Equity price risk	(2,386,640)	803,732
	$(2,386,640)	$827,491

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$14,654	$—
Index contracts/Equity price risk	504,362	92,103
	$519,016	$92,103

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$328,416,350	$385,152,611	$(276,930)	$384,875,681
Swan Defined Risk Emerging Markets Fund	23,890,738	3,111,630	(943,449)	2,168,181
Swan Defined Risk Foreign Fund	20,555,090	7,662,981	(943,529)	6,719,452
Swan Defined Risk Growth Fund	18,572,133	15,717,624	—	15,717,624
Swan Defined Risk U.S. Small Cap Fund	21,816,458	9,837,786	(571,712)	9,266,074

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023, and June 30, 2024, was as follows:

For the year ended June 30, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$1,795,399	$82,250,305	$—	$84,045,704
Swan Defined Risk Emerging Markets Fund	227,201	—	—	227,201
Swan Defined Risk Foreign Fund	422,645	—	—	422,645
Swan Defined Risk Growth Fund	—	8,237,972	—	8,237,972
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For the year ended June 30, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	411,962	—	—	411,962
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	2,692,965	—	2,692,965

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$451,171	$6,696,621	$—	$—	$(4,860,206)	384,875,681	$387,163,267
Swan Defined Risk Emerging Markets Fund	372,177	—	(1,725,054)	(3,494,702)	—	2,168,181	(2,679,398)
Swan Defined Risk Foreign Fund	223,640	—	(1,150,034)	(3,874,939)	(359,493)	6,719,452	1,558,626
Swan Defined Risk Growth Fund	—	—	(223,702)	—	(208,960)	15,717,624	15,284,962
Swan Defined Risk U.S. Small Cap Fund	—	—	(2,130,379)	(1,369,738)	(381,190)	9,266,074	5,384,767

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open 1256 option contracts and foreign tax passthrough basis adjustments. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	31,261
Swan Defined Risk U.S. Small Cap Fund	67,285

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	1,725,054
Swan Defined Risk Foreign Fund	1,150,034
Swan Defined Risk Growth Fund	192,441
Swan Defined Risk U.S. Small Cap Fund	2,063,094

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
		Long-		CLCF
Portfolio	Short-Term	Term	Total	Utilized
Swan Defined Risk Fund	$—	$—	$—	$5,376,704
Swan Defined Risk Emerging Markets Fund	3,104,859	389,843	3,494,702	—
Swan Defined Risk Foreign Fund	3,874,729	210	3,874,939	—
Swan Defined Risk Growth Fund	—	—	—	3,513,054
Swan Defined Risk U.S. Small Cap Fund	473,680	896,058	1,369,738	—

During the fiscal year ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassification for the year ended June 30, 2024, as follows:

	Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$11,237,384	$(11,237,384)
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(131,183)	131,183
Swan Defined Risk U.S. Small Cap Fund	(18,570)	18,570

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Swan Defined Risk Emerging Markets Fund	36.40%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	40.55%
LPL Financial	Swan Defined Risk Foreign Fund	42.68%
Pershing LLC	Swan Defined Risk Foreign Fund	26.20%
LPL Financial	Swan Defined Risk Growth Fund	42.07%
Charles Schwab & Co., Inc.	Swan Defined Risk U.S. Small Cap Fund	27.63%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	33.89%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of each Fund will be directly affected by the performance of its investment in the underlying fund. The financial statements of the underlying funds, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2024, the percentage of each Fund’s net assets invested in an underlying fund was as follows:

Fund	Underlying Investment	% of Net Assets
Swan Defined Risk Fund	iShares Core S&P 500 ETF	50.0%
Swan Defined Risk Emerging Markets Fund	iShares Core MSCI Emerging Markets ETF	93.6%
Swan Defined Risk Foreign Fund	iShares MSCI EAFE ETF	94.4%
Swan Defined Risk Growth Fund	iShares Core S&P 500 ETF	94.3%
Swan Defined Risk U.S. Small Cap Fund	iShares Russell 2000 ETF	90.8%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III and the Shareholders of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (collectively, the “Funds”), each a fund constituting the Northern Lights Fund Trust III (the “Trust”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 29, 2024

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
2024 TAX INFORMATION (Unaudited)
June 30, 2024

For the fiscal year ended June 30, 2024, the Swan Defined Risk Emerging Markets Fund earned foreign source income of $685,728 and paid foreign taxes of $154,788 and the Swan Defined Risk Foreign Fund earned foreign source income of $717,281 and paid foreign taxes of $47,554 which the Funds intend to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.

By early 2025, shareholders should receive their Form 1099-DIV from the Swan Defined Risk Emerging Markets Fund and the Swan Defined Risk Foreign Developed Fund. For your specific situation, shareholders are recommended to consult a professional tax advisor.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Renewal of Advisory Agreements and Sub-Advisory Agreements *

In connection with a meeting held on May 29 & 31, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management, LLC (the “Adviser”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between the Swan Global Management, LLC (the “Sub-Adviser”) and the Adviser, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Fund (“Swan Foreign”), Swan Defined Risk U.S. Small Cap Fund (“Swan SC”) and Swan Defined Risk Growth Fund (“Swan Growth” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1997, and together with its affiliate and commonly controlled Sub-Adviser, managed approximately $2.3 billion in assets. The Board discussed that the Adviser provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed the background information of the Adviser’s key investment personnel servicing the Swan Funds, taking into consideration their education and financial industry experience, specifically with option strategies used to support its hedged equity approach. The Board observed that the Adviser had an investment committee that utilized research and a proprietary rules-based system that determined asset allocations for each Swan Fund and included a risk mitigation sub-strategy that utilized options in an effort to minimize downside risk, reduce volatility, and generate option premium income. The Board reviewed the Adviser’s compliance practices, noting that a compliance team monitored each Swan Fund’s investment limitations using risk matrices, compliance calendars and reconciliations, and compliance checklists. The Board discussed the extensive resources required to handle the complexity of integrating an option risk overlay sub-strategy into an equity portfolio. The Board remarked that the Adviser selected brokers based on best execution standards that included the speed and cost of execution, options trading capability and technology capabilities. The Board acknowledged the Adviser’s cybersecurity policies and procedures. The Board concluded that the Adviser could be expected to continue providing quality service to the Swan Funds and their shareholders.

Performance.

Swan EM—The Board discussed that Swan EM was a 1-star Morningstar rated fund. The Board observed that Swan EM underperformed its Morningstar category, peer group and benchmark over the 1-year and 5-year periods and since inception. The Board further observed that over the 3- year period, Swan EM outperformed its benchmark, but underperformed its Morningstar category and peer group. The Board also acknowledged the Adviser’s assertion that the funds in its peer group were not the best comparison because many peers did not hold emerging markets equities like Swan EM. The Board recognized that Swan EM’s performance exceeded expectations with a lower standard deviation than its benchmark. The Board determined that the Adviser could be expected to continue to provide reasonable returns for its shareholders consistent with the stated objective and strategy for Swan EM.

Swan Foreign—The Board acknowledged that Swan Foreign was a 2-star Morningstar rated fund. The Board discussed that Swan Foreign had underperformed its peer group, Morningstar category and benchmark over the 1-year, 5-year and since inception periods. The Board further observed that Swan Foreign had outperformed its benchmark over the 3-year period but underperformed the Morningstar

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category and peer group over the same period. The Board acknowledged the Adviser’s statement that none of the funds in the peer group mandated investments in international markets. The Board concluded that the Adviser had managed Swan Foreign in a manner consistent with its investment mandate and returns were acceptable.

Swan Growth—The Board noted that Swan Growth was a 4-star Morningstar rated fund. The Board acknowledged that Swan Growth outperformed its benchmark, peer group, and Morningstar category over the 1-year period. The Board noted that Swan Growth outperformed its peer group and Morningstar category over the 3-year, 5-year and since inception periods and had underperformed its benchmark over the same periods. The Board considered that Swan Growth, unlike many of its peers, was not a pure options trading strategy, which made pure comparisons to the peer group challenging. The Board noted that Swan Growth was in the first or second quartile for net returns among its peer group and Morningstar category over the 1-year, 5-year and since inception periods. The Board determined that the Adviser could be expected to continue to provide reasonable returns consistent with the stated objective and strategy for Swan Growth and its shareholders.

Swan DR—The Board observed that Swan DR was a 3- star Morningstar rated fund. The Board noted that Swan DR performed on par with its peer group, but slightly underperformed its Morningstar category and benchmark over the 1-year. The Board observed that Swan DR underperformed its peer group, Morningstar category and benchmark over the 3-year and 5-year periods, but that performance was similar to the peer group and Morningstar category medians. The Board commented that over the 1-year period, Swan DR had a capture ratio over 50% relative to the benchmark which was within expectations. The Board considered that Swan DR was not a pure options trading strategy, which made comparisons to the peer group challenging. The Board noted that Swan DR produced positive returns with a lower standard deviation than the benchmark which was consistent with Swan DR’s investment objective. The Board determined that the Adviser could be expected to continue providing reasonable returns consistent with Swan DR’s stated objective and strategy for Swan DR shareholders.

Swan SC—The Board noted that Swan SC was a 1-star Morningstar rated fund. The Board observed that Swan SC had underperformed its peer group, Morningstar category, and benchmark over the 1- year, 3-year, 5-year and since inception periods. The Board considered the Adviser’s belief that the peer group for Swan SC was not the best comparison because Swan SC’s mandate was to invest in small cap companies whereas none of the peer group funds focus on small cap stocks. The Board determined that performance was acceptable in light of the objective and stated strategy of Swan SC.

Fees and Expenses.

Swan EM—The Board noted that Swan EM’s advisory fee and net expense ratio were higher than the peer group and Morningstar category averages and medians. The Board noted that Swan EM’s advisory fee and net expense ratio were each below the high of its peer group and Morningstar category. The Board considered that Swan EM was actively managed, and that active management generally required more resources. The Board also recalled the Adviser’s assertion that exposure to emerging markets was more costly to execute than exposure to U.S. markets which explained Swan EM’s higher expenses relative to the peers. The Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan Foreign—The Board observed that the Adviser’s advisory fee for Swan Foreign was slightly below the Morningstar category median and average, on par with the peer group median, and higher than the peer group average. The Board noted that the net expense ratio of Swan Foreign was lower than the average and medians of its Morningstar category and peer group, but higher than the average of the peer group. The Board considered that the Adviser’s active management of Swan Foreign was in contrast with the passive management strategies of many of the funds in the Morningstar category, and that active management generally required more resources. The Board also considered that exposure to foreign markets was more costly to execute than exposure to U.S. markets. The Board also considered the average

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fees of the peer group provided by the Adviser. The Board concluded that the Adviser’s advisory fee for Swan Foreign was not unreasonable.

Swan Growth—The Board noted that Swan Growth’s advisory fee and net expense ratio were higher than the medians and averages of its Morningstar category and lower than the medians and averages of its peer group. The Board considered the Adviser’s explanation that many of the funds with lower fees in the Morningstar category were passively managed whereas Swan Growth is actively managed. The Board also reviewed the average fees of the peer group provided by the Adviser. The Board concluded that the advisory fee for Swan Growth was not unreasonable.

Swan DR—The Board noted that Swan DR’s advisory fee was higher than the medians and averages of its peer group and Morningstar category. The Board observed that Swan DR’s net expense ratio was higher than the averages of the Morningstar category and peer group, but lower than the medians of the Morningstar category and peer group. The Board considered that Swan DR actively managed the hedge and additional return/income components of the strategy whereas many of the funds in its peer group were passively managed. The Board also considered the average fees of the peer group provided by the Adviser. The Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan SC—The Board noted that the Adviser’s advisory fee for Swan SC was slightly lower to the peer group average, but higher than the peer group median, Morningstar category median and average. The Board noted that the net expense ratio for Swan SC was higher the medians and averages its peer group and Morningstar category. The Board considered that Swan SC was actively managed and invested in small cap companies, whereas the funds in Swan SC’s peer group were either passively managed or invested more heavily in large cap equities. The Board considered the average fees of the peer group provided by the Adviser. The Board determined that the advisory fee for Swan SC was not unreasonable.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the management of each Swan Fund. They noted that during the prior 12 months the Adviser had waived a portion of its advisory fee from each Swan Fund with the exception of Swan DR. The Board noted that the Adviser had indicated its willingness to continue monitoring for opportunities to implement breakpoints as each Swan Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as each Swan Fund reached higher asset levels, the absence of breakpoints at this time was acceptable.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services for each Swan Fund and noted that the Adviser earned a profit from each Swan Fund. The Board observed that Swan was hiring additional staff to provide additional operations, compliance, and legal support. The Board considered that the Adviser’s method of allocating costs and agreed that it was not unreasonable. The Board concluded that the Adviser was not realizing an excessive profit from the advisory fee paid to each of the Swan Funds or in the aggregate to all of the Swan Funds.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 9/3/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 9/3/2024